Notes Payable (Details) - USD ($)											9 Months Ended	12 Months Ended
	Sep. 20, 2021	Aug. 18, 2021	Jun. 22, 2021	Jan. 06, 2021	Dec. 09, 2020	Dec. 07, 2020	Dec. 31, 2019	Dec. 03, 2019	Nov. 25, 2019	Aug. 04, 2017	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020	Dec. 31, 2015	Jan. 08, 2019
Notes payable [Line Items]
Price per share (in Dollars per share)									$ 1.2
Aggregate amount							$ 97,252
Company payments											$ 9,850	$ 15,000
Debt discount amortization expense											7,679	18,437
Outstanding convertible notes											9,850	15,000		$ 25,000
Maturity date	3 years		3 years	1 year	2 years				4 years						17 years
Premium Interest percentage									20.00%
Default penalty						$ 5,379,624
Unpaid interest on convertible notes						$ 5,379,624
Cashless warrants purchased (in Shares)	7,500,000		70,000,000	10,000,000	1,000,000	15,000,000
Aggregate principal amount						$ 5,379,624
Promissory note bear interest					15.00%	15.00%
Exercise price per shares (in Dollars per share)	$ 0.085		$ 0.1	$ 0.03		$ 0.03										$ 0.03
Warrants issued (in Shares)	7,500,000		70,000,000	10,000,000	1,000,000	15,000,000										15,000,000
Debt amount	$ 360,607		$ 5,465,726	$ 237,811	$ 17,491	$ 262,376					237,811					$ 262,376
Promissory debentures lender amount	1,100,000		11,600,000	1,000,000	110,000									84,000
Lender had advanced	1,000,000		10,500,000	900,000	100,000
Net of discount	$ 100,000		$ 1,100,000	$ 100,000	$ 10,000
Annual interest rate	12.00%		12.00%	15.00%	15.00%
Original loan amount		$ 20,991
Interest rate		8.99%
Interest monthly payments		$ 504.94										504.94
Accrued interest												4,657,529		$ 22,162
Premium percent														5.00%
Premium amount														$ 111,470
Bear interest rate						15.00%								12.00%	12.00%
Outstanding loans											7,958	7,958
Unamortized discount											0	139
Cash payment											0	5,776		$ 1,812
Interest expense												2,898,155		1,781,394
Amortization expense											2,288,079	1,738,327		874,476
Outstanding promissory notes payable											$ 20,237,559	20,237,559		20,243,335
Shares exchanged principal						$ 5,379,624
Exchanged shares (in Shares)							81,043
Payments on the outstanding convertible notes												15,000		25,000
Amortization expense												18,437		19,482
Maturity year																	1 year
Premium paid rate									20.00%
Aggregate loan balances outstanding												5,379,624		5,379,624
Unamortized discount												$ 81,700		$ 169,168
Common stock shares (in Shares)											14,046,252	14,046,252	[1]	13,687,439
Shares purchased (in Shares)						15,000,000
Advanced total	$ 1,000,000		$ 10,500,000	$ 900,000	$ 100,000
Stock Purchase Agreement [Member]
Notes payable [Line Items]
Outstanding loan											$ 0	$ 0
Outstanding shares rate		100.00%
Investor for proceeds		$ 400,000
Revenues percentage		7.75%
Accrued interest											344,844	205,779		$ 87,185
Aggregate loan balances outstanding												400,000		400,000
Derivatives Liabilities [Member]
Notes payable [Line Items]
Unpaid interest on convertible notes						$ 5,379,624
Cashless warrants purchased (in Shares)						15,000,000
Shares exchanged principal						$ 5,379,624
Warrant [Member]
Notes payable [Line Items]
Exercise price per shares (in Dollars per share)	$ 0.085		$ 0.1	$ 0.033												$ 0.03
Promissory Notes Payable [Member]
Notes payable [Line Items]
Unpaid interest on convertible notes						$ 5,379,624
Interest expense											2,423,092	2,898,155
Promissory debentures [Member]
Notes payable [Line Items]
Outstanding loan											110,000	110,000
Unamortized discount											2,009	8,611
Aggregate loan balances outstanding												110,000		110,000
Unamortized discount												8,611		17,776
Promissory debentures [Member] | Warrant [Member]
Notes payable [Line Items]
Outstanding loan											1,000,000	1,000,000
Unamortized discount											0	0
Promissory Debentures Two [Member]
Notes payable [Line Items]
Outstanding loan											11,600,000	11,600,000
Unamortized discount											2,622,545	4,707,853
Aggregate loan balances outstanding												11,600,000		11,600,000
Unamortized discount												4,707,853		6,235,095
Promissory Debentures Four [Member]
Notes payable [Line Items]
Outstanding loan											1,100,000	1,100,000
Unamortized discount											223,639	350,416
Aggregate loan balances outstanding												1,100,000		1,100,000
Unamortized discount												350,416		445,140
Promissory Debentures Six [Member]
Notes payable [Line Items]
Outstanding loan											111,470	111,470
Unamortized discount											0	1,950
Aggregate loan balances outstanding												111,470		111,470
Unamortized discount												1,950		5,308
Promissory Debentures One [Member]
Notes payable [Line Items]
Aggregate loan balances outstanding												1,000,000		1,000,000
Unamortized discount												0		8,090
Promissory Debentures Three [Member]
Notes payable [Line Items]
Aggregate loan balances outstanding												0		5,776
Promissory Debentures Five [Member]
Notes payable [Line Items]
Aggregate loan balances outstanding												7,958		7,958
Unamortized discount												139		379
Series BB Preferred Stock [Member]
Notes payable [Line Items]
(in Shares)							81,043			25,000
Shares exchange (in Shares)							276,723	6,500
Series BB Preferred Stock [Member]
Notes payable [Line Items]
Remaining shares (in Shares)								6,500
CEO [Member]
Notes payable [Line Items]
Converted shares (in Shares)								18,500
Common stock (in Shares)								250,999
Common stock shares (in Shares)								250,999
Promissory note								$ 7,800
Short-Term Investments [Member] | Stock Purchase Agreement [Member]
Notes payable [Line Items]
Outstanding loan											400,000	400,000
Promissory Notes Payable [Member]
Notes payable [Line Items]
Aggregate amount							$ 332,068
Outstanding loan											5,379,624	5,379,624
Aggregate promissory notes							$ 332,068
Unamortized discount											20,427	81,700
Cashless warrants purchased (in Shares)						15,000,000
Accrued interest												4,657,529		1,878,251
Exchanged shares (in Shares)							276,723
Aggregate loan balances outstanding												398,482		398,482
Unamortized discount												16,083		24,133
Promissory Notes Payable [Member] | Promissory debentures [Member]
Notes payable [Line Items]
Maturity date															17 months
Promissory debentures lender amount														6,000
Accrued interest														$ 1,578
Premium percent														5.00%
Premium amount														$ 7,958
Bear interest rate														12.00%
Promissory Notes Payable [Member] | Series BB Preferred Stock [Member]
Notes payable [Line Items]
(in Shares)							276,723
Outstanding loan											398,482	398,482
Unamortized discount											10,062	16,083
Convertible Notes Payable [Member]
Notes payable [Line Items]
Unamortized discount											12,154	19,833		$ 38,270
Accrued interest											7,080,621	0		251,144
Business Combination [Member] | Series BB Preferred Stock [Member]
Notes payable [Line Items]
Percentage of acquire								100.00%
Business Combination [Member] | CEO [Member]
Notes payable [Line Items]
Share issuance of common stock (in Shares)								25,000
Digital Arts Media Network [Member]
Notes payable [Line Items]
Price per share (in Dollars per share)									$ 1.2
Debt Instrument, Interest Rate, Effective Percentage																	10.00%
Maturity date																	1 year
Outstanding loan											130,025	130,025		130,025
Accrued interest											$ 102,325	92,600
Accrued interest												92,600		$ 79,598
Bear interest rate																	10.00%
Related Party [Member] | CEO [Member]
Notes payable [Line Items]
Promissory note related party								$ 7,800				$ 7,800
Global Stem Cell Group, Inc [Member]
Notes payable [Line Items]
Outstanding shares rate		100.00%
Benito Novas [Member]
Notes payable [Line Items]
Acquired amount																		$ 45,000

[1]	Derived from audited information